Related Party Transactions - Transactions with existing related parties (Details) - USD ($)	1 Months Ended			12 Months Ended
	May 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Dec. 31, 2021	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022
Avenir | Loan to related party
Related Party Transaction [Line Items]
Shareholder loan				$ 1,800,000	$ 5,300,000
Loans and leases receivable, term		3 years
Related party transaction rate	7.00%		5.00%
Increase (decrease) shareholder loan	$ 3,500,000
Related Party
Related Party Transaction [Line Items]
Other receivables					7,263,000	$ 3,472,000
Related Party | Avenir
Related Party Transaction [Line Items]
Other receivables					7,202,000	3,472,000
Related Party | Avenir | Loan to related party
Related Party Transaction [Line Items]
Debt instrument, term				1 year
Related Party | Avenir | Other related party transactions
Related Party Transaction [Line Items]
Debt instrument, interest and commitment fee receivable					200,000		$ 100,000
Related Party | MGAS
Related Party Transaction [Line Items]
Other receivables					$ 61,000	0
Related Party | CoolCo and Subsidiaries
Related Party Transaction [Line Items]
Other receivables						$ 394,000